1-32503

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Cert AMX

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

05048787

RECD S.E.C.
MAY 11 2005

May 11, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on May 11, 2005, the American Stock Exchange, Inc. (the "Exchange") received from Telestone Technologies Corporation (the "Registrant") a copy of the Registrant's application on Form 8A 12 B for the registration of the following securities:

Common Stock, $0.001 par value per share

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
MAY 16 2005
THOMSON
FINANCIAL

cc: Herbert Scholl